Taxes	12 Months Ended
Dec. 31, 2018
Statement [line items]
Taxes
6. Taxes
Income before taxes
(USD millions)	2018	2017	2016

Switzerland	11 686	5 289	3 110

Foreign	2 149	3 710	4 707

Total income before taxes	13 835	8 999	7 817

Current and deferred income tax expense
(USD millions)	2018	2017	2016

Switzerland	– 671	– 462	– 709

Foreign	– 1 132	– 1 594	– 1 418

Current income tax expense	– 1 803	– 2 056	– 2 127

Switzerland	23	– 298	765

Foreign	559	1 058	243

Deferred tax income	582	760	1 008

Total income tax expense	– 1 221	– 1 296	– 1 119

Analysis of tax rate
The main elements contributing to the difference between the Group’s overall applicable tax rate (which can change each year since it is calculated as the weighted average tax rate based on the pre-tax income of each subsidiary) and the effective tax rate are:
(As a percentage)	2018	2017	2016

Applicable tax rate	14.0	14.5	13.2

Effect of disallowed expenditures	2.0	3.4	3.5

Effect of utilization of tax losses brought forward from prior periods	– 0.1	– 0.1	– 0.2

Effect of income taxed at reduced rates	– 0.4	– 0.2	– 0.2

Effect of income not subject to tax [1]	– 3.7	0.0	0.0

Effect of tax credits and allowances	– 2.4	– 2.2	– 2.8

Effect of release of contingent consideration liability	– 0.2	– 1.2	0.0

Effect of tax rate change on current and deferred tax assets and liabilities [2]	– 0.5	0.7	0.2

Effect of write-off of deferred tax assets	0.2	0.0	0.5

Effect of write down and reversal of write-down of investments in subsidiaries	– 0.1	– 1.1	– 1.0

Effect of tax benefits expiring in 2017	0.0	– 0.8	– 0.5

Effect of non-deductible losses in Venezuela	0.0	0.0	1.3

Effect of prior year items	– 0.6	1.2	0.2

Effect of other items [3]	0.6	0.2	0.1

Effective tax rate	8.8	14.4	14.3

[1] Included in 2018 is the effect of income not subject to tax (-3.7%) arising from the portion of the non-taxable gain on the divestment of the Group's investment in GSK Consumer Healthcare Holdings Ltd. attributable to Switzerland.

[2] Included in 2017 is a 0.7% impact related to the revaluation of the deferred tax assets and liabities and a portion of current tax payables. This revaluation resulted from the US tax reform legislation enacted on December 22, 2017, refer to Note 11 for additional disclosures.

[3] In 2018, other items (+0.6%) include changes in uncertain tax positions (+1.0%) and other items (-0.4%).

In 2016, other items (+0.1%) include one-time impacts for the deferred tax effects on the net assets of certain subsidiaries resulting from the change in their tax status (-6.2%), the changes in uncertain tax positions (+5.1%) and other items (+1.2%).

Novartis has a substantial business presence in many countries and is therefore subject to different income and expense items that are non-taxable (permanent differences) or taxed at different rates in those tax jurisdictions. This results in a difference between our applicable tax rate and effective tax rate, as shown in the table above.
The utilization of tax-loss carry-forwards lowered the tax charge by USD 19 million in 2018, by USD 7 million in 2017 and by USD 18 million in 2016.